Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Basis of Presentation and Summary of Significant Accounting Policies
Schedule of Concentration of Credit Risk in Accounts Receivable

The Company is potentially subject to concentrations of credit risk in accounts receivable as the following customer balances exceed 10% of accounts receivable in the consolidated balance sheet as December 31, 2025 and 2024 (in thousands).

	As of December 31, 2025		As of December 31, 2024
	Accounts Receivable	% of Total Accounts Receivable	Accounts Receivable	% of Total Accounts Receivable
Customer A	$—	0%	$200	28%
Customer B	$—	0%	$145	20%

Components of Inventories

The components of inventories as of December 31, 2025 and 2024 were as follows (in thousands):

	December 31, 2025	December 31, 2024
Raw material	$484	$66
Work in process	614	—
Finished goods	—	—
Total inventories	$1,098	$66